EMPLOYEE BENEFIT PLANS - Asset Allocation (Details)	Dec. 31, 2018	Dec. 31, 2017
Employee Benefits [Abstract]
Equity investments	45.00%	55.00%
Fixed income investments	54.00%	45.00%
Cash	1.00%	0.00%
Total assets	100.00%	100.00%